Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) - Estimated Future Amortization Expense $ in Thousands	Dec. 31, 2014 USD ($)
Estimated Future Amortization Expense [Abstract]
2015	$ 10,774
2016	10,507
2017	10,374
2018	10,374
2019	10,350
Thereafter	63,244
$ 115,623